SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) (Parenthetical) - Sep. 30, 2023 ¥ in Millions	USD ($)	CNY (¥)
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress	$ 16,000,000.0	¥ 114.0
Bulidings And Machinaery [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	10,678,336
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	4,305,847
Xian App Chem Bio Tech Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	$ 13,400,000	¥ 95.0